Commitments and Contingencies (Details)	Jun. 30, 2018 AUD ($)
Lease commitments not recognized in the financial statements:
Total	$ 19,470
Not Later Than 12 Months [Member]
Lease commitments not recognized in the financial statements:
Total	19,470
Between 1 And 5 Years [Member]
Lease commitments not recognized in the financial statements:
Total